March 4, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Glenmede Fund, Inc. (the “Registrant”)
File Nos. 33-22884 and 811-05577

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Registrant, please accept this letter as certification that the Registrant’s Equity Portfolios, Money Market Portfolios/Bond Portfolios, Philadelphia International Fund and Small Cap Equity Portfolio (Institutional Shares) Prospectuses, each dated February 28, 2008 do not differ from those contained in Post-Effective Amendment No. 45, filed electronically on February 28, 2008, to the Registrant’s Registration Statement on Form N-1A.

Please do not hesitate to contact the undersigned at (617) 662-3966 if you have any questions regarding this filing.

Very truly yours,

/s/ Nancy L. Conlin
Nancy L. Conlin